Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Future Minimum Lease Payments Receivable
a)
The Company receives payments from the leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2021		2022		2023
Less than one year	Ps.	1,320,582	Ps.	1,478,921	Ps.	2,122,505
One to two years		914,749		902,437		1,607,033
Two to three years		594,693		526,668		1,041,070
Three to four years		368,601		138,238		724,253
Four to five years		58,594		57,803		190,564
More than five years		53,271		56,108		144,767
	Ps.	3,310,490	Ps.	3,160,175	Ps.	5,830,192

Summary of Future Minimum Rental Payments Under Non-cancelable Leases
b)
Future minimum rental payments under non-cancelable leases in MBJA and PACKAL are as shown in the following table (in thousands of USD Dollars):

	2021		2022		2023
Less than one year	USD$	9,979	USD$	11,451	USD$	14,432
One to two years		8,029		10,129		13,974
Two to three years		7,394		9,341		12,835
Three to four years		7,253		9,044		4,302
Four to five years		6,514		6,021		157
More than five years		990		6,248		-
	USD$	40,159	USD$	52,234	USD$	45,700